Leasing Activity, Operating Lease Right of Use (ROU) Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Line Items]
ROU assets	$ 4,306	$ 4,724
Other assets [Member]
Leases [Line Items]
ROU assets	4,306	4,724
Accrued expenses and other liabilities [Member]
Leases [Line Items]
Lease liabilities	$ 4,962	$ 5,297